Consolidated Statements of Cash Flows (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
NET INCOME	$ 14,985,369	$ 10,556,738
Adjustments to reconcile net income from operations to net cash provided by operating activities:
Depreciation	1,001,047	475,753
Amortization of land use rights	453,854	274,121
Decrease in reserve for inventory obsolescence	0	(18,797)
Stock-based compensation	18,000	23,999
Deferred income taxes	31,199	29,853
Changes in assets and liabilities:
Inventories	12,448,477	13,339,472
Prepaid and other current assets	(51,009)	0
Prepaid VAT on purchases	451,588	25,660
Accounts payable	(514,110)	(63,241)
Accrued expenses	(602,869)	(708,132)
Other taxes payable	375,483	574,009
Income taxes payable	(7,893,083)	(1,478,111)
NET CASH PROVIDED BY OPERATING ACTIVITIES	20,703,946	23,031,324
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of land use rights	(31,373,071)	0
Deposits on property and equipment	0	(482,338)
Purchase of property and equipment	(44,308)	(3,224,027)
NET CASH USED IN INVESTING ACTIVITIES	(31,417,379)	(3,706,365)
CASH FLOWS FROM FINANCING ACTIVITIES:
Decrease in cash - restricted	298,186	1,704,407
NET CASH PROVIDED BY FINANCING ACTIVITIES	298,186	1,704,407
EFFECT OF EXCHANGE RATE ON CASH	962,287	157,874
NET (DECREASE) INCREASE IN CASH	(9,452,960)	21,187,240
CASH - beginning of year	47,670,666	26,574,338
CASH - end of period	38,217,706	47,761,578
Cash paid for:
Interest	0	0
Income taxes	$ 12,906,529	$ 5,017,412